Payables and Other Current Liabilities - Information on Average Payment Period to Suppliers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payments to Suppliers [Line Items]
Total payments	€ 31,080	€ 35,450	€ 37,044
Telefonica, S.A.
Payments to Suppliers [Line Items]
Weighted average maturity period	53 days	53 days
Ratio of payments	55 days	55 days
Ratio of outstanding invoices	40 days	38 days
Total payments	€ 7,311	€ 7,337
Outstanding invoices	€ 1,164	€ 1,152